Organization and principal activities (Details) ¥ in Millions, $ in Millions			12 Months Ended
	Aug. 27, 2010 item	Aug. 22, 2008 item	Dec. 31, 2015 item	Jun. 24, 2014	Dec. 31, 2012	Jan. 20, 2011 USD ($)	Jan. 20, 2011 CNY (¥)
Organization and principal activities
Number of investors	5
Original Investors
Organization and principal activities
Number of investors	3
Vipshop HK
Organization and principal activities
Percentage of shareholdings			100.00%
WFOE
Organization and principal activities
Initial registered capital on the date of incorporation						$ 1.6	¥ 10
Percentage of shareholdings			100.00%
Vipshop Kunshan
Organization and principal activities
Percentage of shareholdings			100.00%
Vipshop Jianyang
Organization and principal activities
Percentage of shareholdings			100.00%
Vipshop Tianjin
Organization and principal activities
Percentage of shareholdings			100.00%
Pinwei Software
Organization and principal activities
Percentage of shareholdings			100.00%
Vipshop Zhuhai
Organization and principal activities
Percentage of shareholdings			100.00%
Vipshop Hubei
Organization and principal activities
Percentage of shareholdings			100.00%
Vipshop Chongqing
Organization and principal activities
Percentage of shareholdings			100.00%
Vipshop Zhaoqing
Organization and principal activities
Percentage of shareholdings			100.00%
Lefeng.com
Organization and principal activities
Percentage of shareholdings			75.00%
Lefeng Shanghai
Organization and principal activities
Percentage of shareholdings			75.00%
Vipshop Information
Organization and principal activities
Number of investors		5	5
Vipshop Information | Mr. Shen
Organization and principal activities
Percentage Ownership Interest			99.23%		52.00%
Lefeng Information | Mr. Shen
Organization and principal activities
Percentage Ownership Interest				75.00%
Lefeng Information | Mr. Zhihui Yu
Organization and principal activities
Percentage Ownership Interest				25.00%